Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Large-Cap Core Fund, Inc.
Prospectus Date	rr_ProspectusDate	Nov. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2016